Financial Risk Management and Financial Instruments - Summary of Key Assumptions Used to Estimate Fair Value of Ordinary Shares and Contingent Options Using PWERM (Details)	12 Months Ended
Dec. 31, 2018 volatility
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Revenue multiple used to estimate enterprise value	3.0
Discount rate (%)	13.00%
Bottom of Range | Historical Volatility for Shares, Measurement Input
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Volatility (%)	0.325
Top of Range | Historical Volatility for Shares, Measurement Input
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
Volatility (%)	0.350